Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2025
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Land use rights	5,031	55,823
Less: accumulated amortization	(639)	(975)
Exchange differences	58	52

Land use rights, net	4,450	54,900